Consolidated Statements of Changes in Equity $ in Thousands	Share capital [Member] USD ($) Share shares	Contributed surplus [Member] USD ($)	Deficit [Member] USD ($)	USD ($) shares
Beginning Balance (shares) at Dec. 31, 2018 | shares	200,969,314
Beginning Balance at Dec. 31, 2018	$ 100,729	$ 18,820	$ (88,918)	$ 30,631
Shares issued for cash (shares) | shares	3,000,000
Shares issued for cash	$ 113			113
Shares issued for convertible notes (shares) | shares	12,846,296
Shares issued for convertible notes	$ 547	291		838
Shares issued for stock options exercised (shares) | shares	400,000
Shares issued for stock options exercised	$ 35	(16)		19
Share-based compensation		117		117
Net loss for the year			(1,711)	(1,711)
Ending Balance (shares) at Dec. 31, 2019 | shares	217,215,610
Ending Balance at Dec. 31, 2019	$ 101,424	19,212	(90,629)	$ 30,007
Shares issued for stock options and warrants exercised (shares) | shares				500,000
Shares issued for convertible notes (shares) | shares	1,000,000
Shares issued for convertible notes	$ 94	35		$ 129
Shares issued for stock options exercised (shares) | shares	500,000
Shares issued for stock options exercised	$ 35	(16)		19
Share-based compensation		175		175
Net loss for the year			(983)	(983)
Ending Balance (shares) at Dec. 31, 2020 | shares	218,715,610
Ending Balance at Dec. 31, 2020	$ 101,553	19,406	(91,612)	29,347
Shares issued for private placement ( shares ) | shares	68,802,336
Shares issued for private placements	$ 4,128			$ 4,128
Shares issued for stock options and warrants exercised (shares)	5,885,000			4,885,000
Shares issued for stock options and warrants exercised	$ 589	(266)		$ 323
Shares issued in settlement agreements (shares) | shares	403,665
Shares issued in settlement agreements	$ 27			27
Share issuance cost	(162)			(162)
Fair value warrants	$ (1,795)	1,795
Share-based compensation		1,077		1,077
Net loss for the year			(3,024)	(3,024)
Ending Balance (shares) at Dec. 31, 2021 | shares	293,806,611
Ending Balance at Dec. 31, 2021	$ 104,340	$ 22,012	$ (94,636)	$ 31,716